FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details) - Private Warrants - Level 3 - Recurring	Mar. 31, 2023 $ / shares Y	Dec. 31, 2022 $ / shares	Dec. 31, 2022 Y	Dec. 31, 2022	Dec. 31, 2021 Y
Exercise Price
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input	11.50	11.50		0.1150	0.1150
Share Price
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input	10.69	10.44		0.1044	0.1010
Expected term (years)
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input	5.18		5.12		5.36
Probability of Acquisition
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input	0.0265			0.0275	1.000
Volatility
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input	0.032			0.042	0.074
Risk-free rate
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input	0.0353			0.0391	0.0128
Dividend yield (per share)
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input	0.00			0.0000	0.0000